Segment Information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Summary of the Group’s Segment Results	The Group retrospectively revised prior period segment information, to conform to current period presentation. The table below provides a summary of the Group’s segment results for the years ended June 30, 2023 and 2024.
	For the years ended June 30,
	2023	2024
	RMB	RMB

Revenues:
Learning service and others	3,076,565	3,621,370
Consumer business	4,816	173,961
Total revenues	3,081,381	3,795,331

Cost of revenue:
Learning service and others	(387,576)	(447,753)
Consumer business	(3,922)	(102,557)
Total cost of revenue	(391,498)	(550,310)

Gross profit:
Learning service and others	2,688,989	3,173,617
Consumer business	894	71,404
Total gross profit	2,689,883	3,245,021